Discontinued operations and disposals (Tables)	6 Months Ended
Sep. 30, 2025
Discontinued operations and assets held for sale
Schedule of income statement of discontinued operations

	Six months ended 30 September
	2025	2024
	€ m	€ m
Profit/(loss) for the financial period - Discontinued operations
Vodafone Spain 1	–	76
Vodafone Italy	–	(60)
Total	–	16

Earnings per share - Discontinued operations
- Basic	–	0.06c
- Diluted	–	0.06c
Note:
1.	The results for Vodafone Spain are for the two months to 31 May 2024 when the sale concluded.